Income Taxes (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets:
Tax loss carryforward	$ 1,624,887	$ 555,064
Intangible assets	36,917	19,277
Stock based compensation	18,809	257,845
Valuation Allowance	(1,680,613)	(832,186)
Net deferred tax assets